Contract asset	3 Months Ended
Mar. 31, 2024
Contract Asset
Contract asset

13	Contract asset

	December 31, 2023	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	March 31, 2024 (iii)

Total contract asset	7,393,096	1,270,667	1,952	(1,082,990)	7,582,725

As of March 31, 2024 and December 31, 2023, the contract asset had no amounts recognized as leases. Leases were part of construction costs and, since June 2020, additional works had been executed by the Company.

	December 31, 2022	Additions	Transfers	Transfers of works to intangible assets	March 31, 2023

Total contract asset	8,613,968	1,204,867	280	(1,105,061)	8,714,054

As of March 31, 2023, the contract asset included R$ 175,145, recorded as a lease (R$ 276,893 as of December 31, 2022). Leases were part of construction costs and, since June 2020, additional works had been executed by the Company.

(i)	The largest additions in the period were located in the municipalities of São Paulo, Guarulhos, and Itanhaém, totaling R$ 558 million, R$ 110 million, and R$ 43 million, respectively.
(ii)	The largest transfers in the period were located in the municipalities of São Paulo, Cajamar, and Arujá, totaling R$ 403 million, R$ 95 million, and R$ 63 million, respectively.
(iii)	The largest works were located in the municipalities of São Paulo, Guarulhos, and Francisco Morato, totaling R$ 2,207 million, R$ 320 million, and R$ 260 million, respectively.

(a)	Capitalization of interest and other finance charges

The Company capitalizes interest, inflation adjustments, and exchange variations in the contract asset during the construction period. From January to March 2024, the Company capitalized R$ 154,395 (R$ 167,802 from January to March 2023).

(b)	Construction margin

The Company is primarily responsible for the construction and installation of the concession infrastructure, either by using its employees or contracting third parties, and is significantly exposed to its risks and benefits. Accordingly, the Company recognizes revenue from construction services corresponding to construction costs increased by gross margin.

Constructions related to the concessions are usually performed by third parties. In such a case, the margin is lower to cover administration costs and the assumption of responsibility for primary risks. As of March 31, 2024 and 2023, the margin was 2.3%.

From January to March 2024, the construction margin was R$ 30,046 (R$ 26,519 from January to March 2023).

(c)	Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company is required to expropriate third-party properties, whose owners are compensated either amicably or through court.

The costs of such expropriations are recorded in the contract asset during the execution of the works. From January to March 2024, expropriations totaled R$ 6,750 (R$ 4,015 from January to March 2023).